Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Mortgages held for sale	$ (23)	$ 37
Loans held for sale	(1)	1
Loans	(2,266)	(5,784)
Other Assets	(214)	(316)
Total	(2,504)	(6,062)
Commercial [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(216)	(795)
Consumer [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (2,050)	$ (4,989)